SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total	$ 1,342,653	$ 4,760,705
Sourced and Distributed Products [Member]
Product Information [Line Items]
Total	1,042,022	4,544,855
OED Installations [Member]
Product Information [Line Items]
Total	$ 300,631	$ 215,850